Supplemental Guarantor Information (Tables)	12 Months Ended
Jun. 30, 2012
Supplemental Guarantor Information [Abstract]
Supplemental Condensed Consolidating Statement of Operations
Supplemental Condensed Consolidating Statement of Operations
For the year ended June 30, 2012
(in millions)
					News
					Corporation
	News America	News		Reclassifications	and
	Incorporated	Corporation	Non-Guarantor	and Eliminations	Subsidiaries

Revenues	$1	$-	$33,705	$-	$33,706
Expenses	(416)	-	(30,916)	-	(31,332)
Equity earnings (losses) of affiliates	(5)	-	735	-	730
Interest expense, net	(1,499)	(396)	(14)	875	(1,034)
Interest income	4	7	999	(875)	135
Earnings (losses) from subsidiary entities	127	1,630	-	(1,757)	-
Other, net	327	(62)	(258)	-	7
Income (loss) before income tax expense	(1,461)	1,179	4,251	(1,757)	2,212
Income tax (expense) benefit	532	-	(1,547)	210	(805)
Net income (loss)	(929)	1,179	2,704	(1,547)	1,407
Less: Net income attributable to noncontrolling interests	-	-	(228)	-	(228)
Net income (loss) attributable to News Corporation stockholders	$(929)	$1,179	$2,476	$(1,547)	$1,179

Comprehensive income (loss) attributable to News Corporation stockholders	$(966)	$(432)	$1,204	$(238)	$(432)

Supplemental Condensed Consolidating Statement of Operations
For the year ended June 30, 2011
(in millions)
					News
					Corporation
	News America	News		Reclassifications	and
	Incorporated	Corporation	Non-Guarantor	and Eliminations	Subsidiaries

Revenues	$1	$-	$33,404	$-	$33,405
Expenses	(399)	-	(28,469)	-	(28,868)
Equity earnings (losses) of affiliates	(6)	-	468	-	462
Interest expense, net	(1,435)	(1,109)	(19)	1,597	(966)
Interest income	73	8	1,642	(1,597)	126
Earnings (losses) from subsidiary entities	672	3,924	-	(4,596)	-
Other, net	250	(84)	(148)	-	18
Income (loss) from continuing operations before income tax expense	(844)	2,739	6,878	(4,596)	4,177
Income tax (expense) benefit	208	-	(1,694)	457	(1,029)
Income (loss) from continuing operations	(636)	2,739	5,184	(4,139)	3,148
Loss on disposition of discontinued opearions, net of tax	-	-	(254)	-	(254)
Net income (loss)	(636)	2,739	4,930	(4,139)	2,894
Less: Net income attributable to noncontrolling interests	-	-	(155)	-	(155)
Net income (loss) attributable to News Corporation stockholders	$(636)	$2,739	$4,775	$(4,139)	$2,739

Comprehensive income (loss) attributable to News Corporation stockholders	$(682)	$4,774	$7,855	$(7,173)	$4,774

Supplemental Condensed Consolidating Statement of Operations
For the year ended June 30, 2010
(in millions)
					News
					Corporation
	News America	News		Reclassifications	and
	Incorporated	Corporation	Non-Guarantor	and Eliminations	Subsidiaries

Revenues	$1	$-	$32,777	$-	$32,778
Expenses	(323)	-	(28,749)	-	(29,072)
Equity earnings of affiliates	2	-	446	-	448
Interest expense, net	(4,256)	(743)	(10)	4,018	(991)
Interest income	6	-	4,103	(4,018)	91
Earnings (losses) from subsidiary entities	1,744	3,283	-	(5,027)	-
Other, net	644	(1)	(169)	(405)	69
Income (loss) before income tax expense	(2,182)	2,539	8,398	(5,432)	3,323
Income tax (expense) benefit	446	-	(1,716)	591	(679)
Net income (loss)	(1,736)	2,539	6,682	(4,841)	2,644
Less: Net income attributable to noncontrolling interests	-	-	(105)	-	(105)
Net income (loss) attributable to News Corporation stockholders	$(1,736)	$2,539	$6,577	$(4,841)	$2,539

Comprehensive income (loss) attributable to News Corporation stockholders	$(1,638)	$2,132	$7,456	$(5,818)	$2,132